October 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

         Re: Insured Municipals Income Trust, 237th Insured Multi-Series
                      (File No. 333-59237) (CIK No. 896569)

Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on September 24, 1998.

                                        Very truly yours,

                                        VAN KAMPEN FUNDS INC.